Property and Equipment, Net - Schedule of Depreciation and Amortization (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Successor [Member]
Depreciation and amortization		$ 1,897		$ 2,166
Predecessor [Member]
Depreciation and amortization	$ 1,058		$ 1,349		$ 2,696